SEGMENT REPORTING	6 Months Ended
Jun. 30, 2024
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 15 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including tailored job readiness training services, Technological Consulting Services for Smart Campus Solutions, and textbook and course material sales.

Substantially all of the Company’s revenues for the six months ended June 30, 2024 and 2023 were generated in the PRC. As of June 30, 2024 and December 31, 2023, a majority of the long-lived assets of the Company were located in the PRC, and therefore, no geographical segments are presented.

The following table presents summary information by segment for the six months ended June 30, 2024 and 2023, respectively:

	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenue from tailored job readiness training services	$861,647	$944,944
Revenue from Technological Consulting Services for Smart Campus Solutions	10,681	413,673
Revenue from textbook and course material sales	13,476	-
Total revenue	$885,804	$1,358,617